SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2012
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA August 13, 2012
Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total:   $52321
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      300     3350 SH       SOLE                                       3350
Abbott Laboratories            COM              002824100      309     4790 SH       SOLE                                       4790
Akamai Technologies Inc.       COM              00971T101      757    23850 SH       SOLE                     1000             22850
Altria Group Inc               COM              02209S103     1211    35057 SH       SOLE                     3200             31857
Applied Materials Inc.         COM              038222105      159    13900 SH       SOLE                    13900
Arbor Realty Trust Inc         COM              038923108      688   128600 SH       SOLE                   128600
Atlas Resource Partners        COM              04941A101      246     9100 SH       SOLE                     9100
Avanir Pharmaceuticals, Inc    COM              05348P401      161    41000 SH       SOLE                                      41000
Bce Inc.                       COM              05534B760      455    11050 SH       SOLE                                      11050
Biogen Idec Inc.               COM              09062X103     1444    10000 SH       SOLE                                      10000
Blackstone Group L.P.          COM              09253U108      975    74600 SH       SOLE                                      74600
Boeing Company                 COM              097023105     1571    21150 SH       SOLE                                      21150
Breitburn Energy Partners, L.P COM              106776107      502    30250 SH       SOLE                    14500             15750
Brocade Communications Sys     COM              111621306      889   180300 SH       SOLE                    12000            168300
Castle Brands Inc              COM              148435100      348  1181000 SH       SOLE                  1181000
Caterpillar Inc                COM              149123101     1793    21115 SH       SOLE                                      21115
Centurylink, Inc.              COM              156700106      231     5850 SH       SOLE                                       5850
Chevron Corp                   COM              166764100      598     5670 SH       SOLE                                       5670
Chimera Investment Corp        COM              16934Q109       71    30000 SH       SOLE                    30000
Cincinnati Financial Corporati COM              172062101      411    10800 SH       SOLE                                      10800
Coca-Cola Company              COM              191216100      575     7350 SH       SOLE                                       7350
Coffee Co.                     COM              803111970      425    39812 SH       SOLE                                      39812
Conagra Foods, Inc.            COM              205887102      491    18950 SH       SOLE                                      18950
ConocoPhillips                 COM              20825C104      251     4500 SH       SOLE                                       4500
Crosstex Energy Inc            COM              22765Y104      329    23500 SH       SOLE                    23500
Crosstex Energy Lp             COM              22765U102      164    10000 SH       SOLE                    10000
Diageo Plc Ads                 COM              25243Q205      323     3135 SH       SOLE                                       3135
Dominion Resources Inc.        COM              25746U109      550    10184 SH       SOLE                                      10184
Duke Energy Corp.              COM              26441C105     1516    65723 SH       SOLE                                      65723
Dupont De Nemours & Co.        COM              263534109      686    13565 SH       SOLE                                      13565
EMC Corporation                COM              268648102     1070    41750 SH       SOLE                                      41750
Enterprise Products Part Lp    COM              293792107     2494    48667 SH       SOLE                     7050             41617
Exxon Mobil Corporation        COM              30231G102      210     2458 SH       SOLE                                       2458
Flextronics International Ltd. COM              Y2573F102     1113   179500 SH       SOLE                     5000            174500
Fortress Investment Cl A       COM              34958B106       81    24000 SH       SOLE                    24000
Freeport-Mcmoran Copper        COM              35671D857      911    26750 SH       SOLE                                      26750
Glaxo Smithkline Ads           COM              37733W105      460    10100 SH       SOLE                                      10100
H.J. Heinz Company             COM              423074103      228     4200 SH       SOLE                                       4200
Hillshire Brands Co            COM              432589109      231     7962 SH       SOLE                                       7962
Ibm Corp                       COM              459200101      522     2668 SH       SOLE                                       2668
Illinois Tool Works Inc.       COM              452308109      353     6666 SH       SOLE                                       6666
Intel Corporation              COM              458140100      645    24194 SH       SOLE                                      24194
Ishares Nasdaq Biotech         COM              464287556      760     5850 SH       SOLE                                       5850
Johnson & Johnson              COM              478160104      559     8276 SH       SOLE                                       8276
Lgl Group, Inc.                COM              50186A108      127    19500 SH       SOLE                    19500
Marathon Oil Corp              COM              565849106      951    37200 SH       SOLE                                      37200
Marathon Petroleum Corporation COM              56585A102      758    16875 SH       SOLE                                      16875
Markwest Energy Partners Lp    COM              570759100      399     8100 SH       SOLE                     8100
Mcdonald's Corp.               COM              580135101      407     4592 SH       SOLE                                       4592
Merck & Co. Inc.               COM              58933Y105      493    11818 SH       SOLE                                      11818
Mfa Financial, Inc.            COM              55272X102       79    10000 SH       SOLE                    10000
Microsoft Corporation          COM              594918104      575    18785 SH       SOLE                                      18785
Netgear Inc                    COM              64111Q104     1028    29800 SH       SOLE                                      29800
Newcastle Investment Corp      COM              65105M108      335    50000 SH       SOLE                    50000
Novartis Ag Adr                COM              66987V109      407     7275 SH       SOLE                                       7275
Pengrowth Energy Corporation   COM              70706P104      220    34550 SH       SOLE                                      34550
Penn Virginia Resource Partner COM              707884102      256    10450 SH       SOLE                                      10450
People's United Financial, Inc COM              712704105      561    48300 SH       SOLE                     3000             45300
Pepsico, Inc.                  COM              713448108      735    10400 SH       SOLE                                      10400
Pfizer Inc.                    COM              717081103      313    13600 SH       SOLE                    13000               600
Philip Morris Intl             COM              718172109      615     7043 SH       SOLE                                       7043
Pioneer Drilling Co            COM              723655106      877   110050 SH       SOLE                    23000             87050
Powershares QQQ Trust Sr 1     COM              73935A104     1389    21650 SH       SOLE                                      21650
Procter & Gamble Co.           COM              742718109      485     7923 SH       SOLE                                       7923
Resource America Inc           COM              761195205      370    58000 SH       SOLE                    58000
Resource Capital Corp.         COM              76120W302       53    10000 SH       SOLE                    10000
Reynolds American Inc.         COM              761713106      323     7200 SH       SOLE                                       7200
Ryder System Inc.              COM              783549108     1110    30825 SH       SOLE                                      30825
Sandridge Energy, Inc.         COM              80007P307      331    49500 SH       SOLE                    49500
Southern Company               COM              842587107      449     9691 SH       SOLE                                       9691
Southwestern Energy Co.        COM              845467109      827    25900 SH       SOLE                     4000             21900
Spectra Energy Corp            COM              847560109     2118    72900 SH       SOLE                     7500             65400
Suncor Energy                  COM              867224107      575    19850 SH       SOLE                                      19850
TECO Energy Inc.               COM              872375100      712    39397 SH       SOLE                                      39397
Teva Pharmaceutical            COM              881624209      590    14950 SH       SOLE                     1000             13950
Thompson Creek Metals F        COM              884768102       67    21000 SH       SOLE                    21000
Time Warner Inc                COM              887317303      588    15266 SH       SOLE                                      15266
Unwired Planet Inc New         COM              91531F103       92    40000 SH       SOLE                    40000
Vanguard Cons Stpls Etf        COM              92204A207     1081    12250 SH       SOLE                                      12250
Vanguard Energy Etf            COM              92204A306      360     3700 SH       SOLE                                       3700
Vanguard Health Care ETF       COM              92204A504      878    12750 SH       SOLE                                      12750
Vanguard Industrials Etf       COM              92204A603      333     5000 SH       SOLE                                       5000
Vanguard Materials Etf         COM              92204A801      968    12450 SH       SOLE                                      12450
Vodafone Group Plc Ads         COM              92857W209      650    23074 SH       SOLE                                      23074
Wal-Mart Stores, Inc.          COM              931142103      749    10750 SH       SOLE                                      10750
CSX CORP 5.50%13NOTES DUE 08/0 CORP             126408GD9       11    10000 PRN      SOLE                                      10000
New York Tele 7% 13 Debenture  CORP             650094BV6       11    10000 PRN      SOLE                                      10000